Global High Income Dollar Fund Inc.                            Semiannual Report

                                                        June 16, 1997

Dear Shareholder,

We are pleased to report to you on the Fund's performance during the past six months. It was a time of surprising stability in emerging market bonds, considering the selloff in the U.S. market in connection with the Federal Reserve's March interest rate hike.

General Market Overview
----------------------------------------

     During the past six months, credit developments in most emerging markets were generally positive or neutral. Two of the better performers were Brazil and Argentina, both ahead of one-notch upgrades by Standard & Poor's. Bulgarian debt performed well in anticipation of the successful implementation of an International Monetary Fund program establishing a currency board.

Portfolio Review
----------------------------------------

     For the six months ended April 30, 1997, the Fund's total return was 7.8%, based on the net asset value change and assuming dividends were reinvested at the net asset value on the payable dates (for illustrative purposes only); the return was 11.2%, based on the Fund's New York Stock Exchange share prices (assuming dividends were invested under the Dividend Reinvestment Plan). Over the same period, the JP Morgan Emerging Market Bond Plus (which includes Russian debt) returned 10%. The Fund paid dividends totaling $0.636 during the same timeframe.

     The Fund's largest holdings include Mexico (21% of total net assets), which has successfully stabilized its economy after the 1995 debt crisis, and Poland (11.5% of total net assets) which has made great strides towards improving its creditworthiness. We also hold debt instruments of Morocco (5% of total net assets) and Bulgaria (4% of total net assets).


----------------------------------------
Global High Income
Dollar Fund Inc.
Fund Profile

Goal:
High level of current
income, secondarily
capital appreciation

Portfolio Manager:
Stuart Waugh,

Mitchell Hutchins
Asset Management Inc.

Total Net Assets:
$352.7 million (as of
April 30, 1997)

Dividend Payment:
Monthly
----------------------------------------

SEMIANNUAL REPORT

     We were hurt by our decision to hold fewer Brazilian bonds (14% of total net assets) than our rivals, but we stand by that decision. We believe Brazil may become vulnerable to balance of payments problems because of its overvalued currency, deteriorating trade balance and growing short-term public debt load. We also hold fewer Argentine bonds than the average emerging market debt fund (7% of total net assets) because these bonds would suffer, if Brazilian bond prices fell. We continue to avoid some of the very risky credits, among them Ecuador and Nigeria.

Outlook
----------------------------------------

     Overall, the performance of emerging market debt for the remainder of this year is likely to be highly influenced by the U.S. Treasury market's performance. Right now, prospects for continued stable short-term U.S. interest rates should support present valuation levels of emerging market debt. If the Federal Reserve continues to raise U.S. interest rates, however, we may reconsider this position. In that environment, emerging market bonds would most probably perform worse than other bonds as investors seek safe havens and shun risk.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.


Sincerely,



/s/ Margo N. Alexander            /s/ Stuart Waugh
----------------------            ----------------------
MARGO N. ALEXANDER                STUART WAUGH
President,                        Vice President
Mitchell Hutchins                 and Portfolio Manager,
Asset Management Inc.             Global High Income
                                  Dollar Fund Inc.

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO OF INVESTMENTS                              APRIL 30, 1997 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                           MATURITY                 INTEREST
   (000)*                                                             DATES                    RATES                VALUE
-------------                                                 ---------------------  -------------------------   ------------
LONG-TERM DEBT SECURITIES--83.90%

ARGENTINA--7.32%
US$     7,435  Republic of Argentina........................        01/30/17                  11.375%            $  7,895,077
US$    10,195  Republic of Argentina........................        03/31/05                   6.750+               9,360,061
US$     4,033  Republic of Argentina, DISC..................        03/31/23                   6.375+               3,327,225
        5,000  Republic of Argentina........................        02/12/07                  11.750                5,225,758
                                                                                                                 ------------
                                                                                                                   25,808,121
                                                                                                                 ------------

BRAZIL--13.63%
US$     6,000  Celulose Nipo-Brasileira, S.A................        12/21/03                   9.375                6,007,500
US$     3,000  Companhia Brasileira de Petroleos Ipiranga...        02/25/02                  10.625++              3,187,500
US$    17,000  Federal Republic of Brazil, DISC.............        04/15/24                   6.875+              13,663,750
US$    22,000  Federal Republic of Brazil, EXIT.............        09/15/13                   6.000               16,087,500
US$     6,000  Metalurgica Gerbau, S.A......................  11/23/01 to 05/24/04       10.250 to 11.125           6,112,500
US$     3,000  Tevecap, S.A.................................        11/26/04                  12.625                3,030,000
                                                                                                                 ------------
                                                                                                                   48,088,750
                                                                                                                 ------------

BULGARIA--4.24%
US$    10,110  Republic of Bulgaria, IAB....................        07/28/11                  6.563+                6,337,757
US$    18,000  Republic of Bulgaria, FLIRB..................        07/28/12                  2.250++               8,628,840
                                                                                                                 ------------
                                                                                                                   14,966,597
                                                                                                                 ------------

CHILE--1.80%
US$     3,000  Banco del Estado Chile, S.A..................        08/01/01                   8.390                3,131,100
US$     3,250  Empresa Nacional de Electricdad, S.A.........        02/01/37                   7.325                3,201,250
                                                                                                                 ------------
                                                                                                                    6,332,350
                                                                                                                 ------------

HUNGARY--1.96%
    1,250,000  Government of Hungary........................  05/17/98 to 04/12/99       16.500 to 23.500           6,914,410
                                                                                                                 ------------

INDONESIA--0.93%

US$     3,000  Indah Kiat International Finance.............        06/15/06                  12.500                3,281,250
                                                                                                                 ------------

JAMAICA--1.04%
US$     3,812  Government of Jamaica Loan Participation,
                 Tranche A (JP Morgan)(1)...................        10/16/00                   6.625+               3,659,289
                                                                                                                 ------------

KAZAKHSTAN--0.86%
US$     3,000  Republic of Kazakhstan.......................        12/20/99                   9.250                3,030,000
                                                                                                                 ------------

MEXICO--19.58%
US$     2,500  Altos Hornos de Mexico.......................  04/30/02 to 04/30/04       11.375 to 11.875           2,531,250
US$     2,415  Copamex Industrias, S.A......................        04/30/04                  11.375                2,478,394
US$     6,720  Grupo Industrial Durango, S.A. de C.V........  07/15/01 to 08/01/03       12.000 to 12.625           7,220,400
US$    10,000  Mexican Multi Year Refinance Loan
                 Participation (Salomon Brothers)(1)........        03/20/05                   6.563+               9,400,000
US$     9,500  Petroleos Mexicanos..........................        12/01/23                   8.625                7,837,500
US$    35,650  United Mexican States, DISC (2)..............        12/31/19              6.352 to 6.867+          31,572,709
US$     7,568  United Mexican States........................        05/15/26                  11.500                8,036,308
                                                                                                                 ------------
                                                                                                                   69,076,561
                                                                                                                 ------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

  PRINCIPAL
   AMOUNT                                                           MATURITY                 INTEREST
   (000)*                                                             DATES                    RATES                VALUE
-------------                                                 ---------------------  -------------------------   ------------

LONG-TERM DEBT SECURITIES--(CONCLUDED)

MOROCCO--4.98%
US$     5,000  Kingdom of Morocco Loan Participation,
                 Tranche A (Chase Manhattan Bank) (1).......        01/01/09                  6.375%+            $  4,390,650
US$    15,000  Kingdom of Morocco Loan Participation,
                 Tranche A (Morgan Guaranty Trust) (1)......        01/01/09                  6.375+               13,171,950
                                                                                                                 ------------
                                                                                                                   17,562,600
                                                                                                                 ------------

PANAMA--3.47%
US$    14,521  Republic of Panama, PDI......................        07/17/16                  6.563+               12,252,380
                                                                                                                 ------------


PHILIPPINES--2.11%
US$     2,639  Republic of Philippines......................        10/07/16                   8.750                2,620,527
US$     5,000  Republic of Philippines, DCB.................        12/01/09                   6.375+               4,825,000
                                                                                                                 ------------
                                                                                                                    7,445,527
                                                                                                                 ------------

POLAND--8.86%
       25,210  Republic of Poland...........................  10/12/01 to 06/12/02            12.000                6,339,395
US$    30,600  Republic of Poland, PDI......................        10/27/14                   4.000++             24,900,750
                                                                                                                 ------------
                                                                                                                   31,240,145
                                                                                                                 ------------

ROMANIA--0.87%
US$     3,000  National Bank of Romania.....................        06/25/99                   9.750                3,056,250
                                                                                                                 ------------

RUSSIA--4.84%
US$     5,000  Russian Principle Loan#......................            -                        -                  2,912,500
US$     8,000  Vnesheconombank Loan Participation (Chase
                 Manhattan Bank) (1) ##.....................            -                        -                  6,480,000
US$     9,500  Vnesheconombank Loan Participation (Morgan
                 Guaranty Trust) (1) ##.....................            -                        -                  7,695,000
                                                                                                                 ------------
                                                                                                                   17,087,500
                                                                                                                 ------------

TRINIDAD & TOBAGO--2.77%
US$     9,000  Republic of Trinidad and Tobago..............  11/03/00 to 10/03/04        9.750 to 11.750           9,787,500
                                                                                                                 ------------

VENEZUELA--4.64%
US$    16,175  Republic of Venezuela, PAR (3)...............        03/31/20                   6.750               11,737,065
US$     5,250  Republic of Venezuela, DCB...................        12/18/07                   6.500+               4,636,432
                                                                                                                 ------------
                                                                                                                   16,373,497
                                                                                                                 ------------
Total Long-Term Debt Securities (cost-$252,764,789).........                                                      295,962,727
                                                                                                                 ------------

SHORT-TERM DEBT SECURITIES--8.79%

INDONESIA--0.24%
    2,000,000  Bank Tambungan Negara........................        01/23/98                  17.000                  831,276
                                                                                                                 ------------

MEXICO--1.38%
       45,393  United Mexican States Treasury Bills.........        02/04/98                  23.400@               4,856,748
                                                                                                                 ------------


POLAND--2.65%
       32,080  Republic of Poland Treasury Bills............  06/18/97 to 04/02/98       18.768 to 21.650@          9,343,872
                                                                                                                 ------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

  PRINCIPAL
   AMOUNT                                                           MATURITY                 INTEREST
    (000)                                                             DATES                    RATES                VALUE
-------------                                                 ---------------------  -------------------------   ------------

SHORT-TERM DEBT SECURITIES--(CONCLUDED)

UNITED STATES--4.52%
$      16,000  U. S. Treasury Bills.........................        05/29/97                  5.000%@            $ 15,937,760
                                                                                                                 ------------
Total Short-Term Debt Securities (cost-$32,285,617).........                                                       30,969,656
                                                                                                                 ------------

REPURCHASE AGREEMENTS--7.66%

        3,034  Repurchase agreement dated 04/30/97 with
                 Citicorp Securities, collateralized by
                 $2,590,000 U.S. Treasury Bonds, 11.750%,
                 due 02/15/01; proceeds: $3,034,455.........        05/01/97                   5.400                3,034,000
        5,275  Repurchase agreement dated 04/30/97 with
                 First Chicago Capital Markets, Inc.,
                 collateralized by $5,090,000 U.S. Treasury
                 Notes, 9.250%, due 08/15/98; proceeds:
                 $5,275,788.................................        05/01/97                   5.375                5,275,000
        6,725  Repurchase agreement dated 04/30/97 with
                 First Chicago Capital Markets, Inc.,
                 collateralized by $6,830,000 U.S. Treasury
                 Notes, 6.000%, due 08/15/99; proceeds:
                 $6,726,004.................................        05/01/97                   5.375                6,725,000
       12,000  Repurchase agreement dated 04/30/97 with
                 Salomon Brothers, Inc., collateralized by
                 $12,080,000 U.S. Treasury Notes, 5.625%,
                 due 11/30/98; proceeds: $12,001,780........        05/01/97                   5.340               12,000,000
                                                                                                                 ------------
Total Repurchase Agreements (cost-$27,034,000)..............                                                       27,034,000
                                                                                                                 ------------

Total Investments (cost-$312,084,406)-100.35%.................................................................    353,966,383
Liabilities in excess of other assets-(-0.35%)................................................................     (1,228,329)
                                                                                                                 ------------
Net Assets-100.00%............................................................................................   $352,738,054
                                                                                                                 ------------
                                                                                                                 ------------


---------------

Note:   The Portfolio of Investments is listed by the issuer's country of origin
 *      In local currency unless otherwise indicated
  @     Yield to maturity
  +     Reflects rate at April 30, 1997 on variable rate instruments
  ++    Reflects rate at April 30, 1997 on step coupon rate instruments
  #     Purchased on a when-issued basis, coupon rate and maturity date will be determined upon settlement
  ##    Non-performing loans currently under restructuring
 (1)    Participation interest was acquired through the financial institution indicated parenthetically
 (2)    With an additional 54,845,000 recoverable rights attached maturing on 06/30/03 with no market value
 (3)    With an additional 80,875 warrants attached maturing on 4/15/20 with no market value
DCB     Debt Conversion Bond
DISC    Discount Bond
EXIT    Investment Bond
FLIRB   Front-loaded Interest Reduction Bond
IAB     Interest Arrears Bond
PAR     Par Bond
PDI     Past Due Interest Bond

GLOBAL HIGH INCOME DOLLAR FUND INC.

                                                                                                           UNREALIZED
                                                  CONTRACT TO                               MATURITY       APPRECIATION
                                                    DELIVER         IN EXCHANGE FOR           DATES        (DEPRECIATION)
                                                  --------------    ----------------    -----------------  --------------
FORWARD FOREIGN CURRENCY CONTRACTS

Indonesian Rupiah...............................  20,000,000,000    US$      7,890,935     7/18/97 to       $(339,517)
                                                                                             04/06/98

U.S. Dollars....................................       7,882,055    IDR 20,000,000,000     7/18/97 to         348,397
                                                                                             04/06/98
                                                                                                           -----------
                                                                                                            $   8,880
                                                                                                           -----------
                                                                                                           -----------

---------------
CURRENCY TYPE ABBREVIATIONS:
IDR-Indonesian Rupiah


INVESTMENTS BY TYPE OF ISSUER


                                                      PERCENTAGE OF NET ASSETS
                                                    ----------------------------
                                                      LONG-TERM     SHORT-TERM
                                                    -------------  -------------

Government and other public issuers...............        69.42%          8.55%
Repurchase agreements.............................           --           7.66
Paper.............................................         3.75             --
Oil/Gas...........................................         3.13             --
Banks and other financial institutions............         2.68           0.24
Industrial........................................         2.28             --
Steel.............................................         1.73             --
Utilities--Electric & Water.......................         0.91             --
                                                          -----          -----
                                                          83.90%         16.45%
                                                          -----          -----
                                                          -----          -----

                See accompanying notes to financial statements.

GLOBAL HIGH INCOME DOLLAR FUND INC.

STATEMENT OF ASSETS AND LIABILITIES                   APRIL 30, 1997 (UNAUDITED)

ASSETS

Investments in securities, at value (cost - $312,084,406)...   $353,966,383
Cash........................................................      5,299,792
Receivable for investments and foreign currency sold........     29,806,309
Interest receivable.........................................      6,964,649
Unrealized appreciation on forward foreign currency
  contracts.................................................        348,397
Deferred organizational expenses............................         38,839
Other assets................................................          9,750
                                                               ------------
Total assets................................................    396,434,119
                                                               ------------
LIABILITIES

Payable for investments and foreign currency purchased......     42,881,683
Payable to investment adviser and administrator.............        356,474
Unrealized depreciation on forward currency contracts.......        339,517
Accrued expenses and other liabilities......................        118,391
                                                               ------------
Total liabilities...........................................     43,696,065
                                                               ------------
NET ASSETS

Capital stock - $0.001 par value; total authorized shares -
  100,000,000; 22,736,667 shares issued and outstanding.....    335,561,113
Undistributed net investment income.........................        378,640
Accumulated net realized losses from investment
  transactions..............................................    (25,049,960)
Net unrealized appreciation of investments, other assets,
  liabilities and forward contracts denominated in foreign
  currencies................................................     41,848,261
                                                               ------------
Net assets..................................................   $352,738,054
                                                               ------------
                                                               ------------
Net asset value per share...................................         $15.51
                                                               ------------
                                                               ------------

                See accompanying notes to financial statements
                                                                               7

GLOBAL HIGH INCOME DOLLAR FUND INC.

STATEMENT OF OPERATIONS

                                                                FOR THE SIX
                                                                MONTHS ENDED
                                                               APRIL 30, 1997
                                                                (UNAUDITED)
                                                               --------------

INVESTMENT INCOME:

Interest (net of foreign withholding taxes).................    $ 17,309,641
                                                               --------------

EXPENSES:

Investment advisory and administration......................       2,181,153
Custody and accounting......................................         132,270
Reports and notices to shareholders.........................          68,009
Legal and audit.............................................          42,130
Transfer agency fees........................................          16,833
Amortization of organizational expenses.....................          13,906
Directors' fees.............................................           6,125
Other expenses..............................................           9,133
                                                               --------------
                                                                   2,469,559
                                                               --------------

Net investment income.......................................      14,840,082
                                                               --------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  ACTIVITIES:

Net realized gains (losses) from:
  Investment transactions...................................       7,450,203
  Foreign currency transactions.............................      (3,873,530)
Net change in unrealized appreciation/depreciation of:
  Investments...............................................       7,966,264
  Other assets, liabilities and forward contracts
    denominated in foreign currencies.......................         (94,424)
                                                               --------------

NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT
  ACTIVITIES................................................      11,448,513
                                                               --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $ 26,288,595

                                                               --------------
                                                               --------------

                See accompanying notes to financial statements
8

GLOBAL HIGH INCOME DOLLAR FUND INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE SIX
                                                    MONTHS ENDED  FOR THE YEAR
                                                     APRIL 30,       ENDED
                                                        1997      OCTOBER 31,
                                                    (UNAUDITED)       1996
                                                    ------------  ------------
FROM OPERATIONS:

Net investment income.............................  $ 14,840,082   $29,631,958
Net realized gains from investment transactions...     7,450,203     6,972,906
Net realized losses from foreign currency
  transactions....................................    (3,873,530)     (590,711)
Net change in unrealized appreciation/
  depreciation of:
  Investments.....................................     7,966,264    36,371,633
  Other assets, liabilities and forward contracts
    denominated in foreign currencies.............       (94,424)      357,946
                                                    ------------  ------------
Net increase in net assets resulting from
  operations......................................    26,288,595    72,743,732
                                                    ------------  ------------

DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income.............................  ( 14,460,520)  (28,921,040)
                                                    ------------  ------------
Net increase in net assets........................    11,828,075    43,822,692

NET ASSETS:

Beginning of period...............................   340,909,979   297,087,287
                                                    ------------  ------------
End of period (including undistributed net
  investment income of $378,640 at
  April 30, 1997).................................  $352,738,054  $340,909,979
                                                    ------------  ------------
                                                    ------------  ------------

                See accompanying notes to financial statements
                                                                               9

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Global High Income Dollar Fund Inc. (the 'Fund') was incorporated in the state of Maryland on February 23, 1993 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned subsidiary of PaineWebber Incorporated ('PaineWebber') and investment adviser and administrator of the Fund. Securities traded in the over-the-counter ('OTC') market and listed on The Nasdaq Stock Market, Inc. ('Nasdaq') are valued at the last available sales price, or last bid price available if no sales occur on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation (other than short-term investments that mature in 60 days or less). The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by a management committee under the direction of the Fund's board of directors. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

   Foreign currency exchange rates are generally determined prior to the close of regular trading on the New York Stock Exchange ('NYSE'). Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value on that day. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Fund's board of directors.

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investments and foreign exchange transactions are calculated on the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted as adjustments to interest income and the identified cost of investments.

   Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (1) Market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the period; and (2) Purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

   Although the net assets and the market value of the Fund's portfolio are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with federal income tax regulations.

   Forward Foreign Currency Contracts--The Fund may enter into forward foreign currency exchange contracts ('forward contracts') in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward currency contracts to attempt to enhance income.

   The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

   Risks may arise with respect to entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

   Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Fund's board of directors has approved an Investment Advisory and Administration Contract ('Advisory Contract') with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 1.25% of the Fund's average weekly net assets.

SECURITY LENDING

   The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund may regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber Global Security Lending, a wholly owned subsidiary of PaineWebber, who received no compensation from the Fund for the six months ended April 30, 1997. As of April 30, 1997, the Fund had no portfolio securities loaned outstanding.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at April 30, 1997, was substantially the same as the cost of securities for financial statement purposes.

   At April 30, 1997, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value
  over cost)................................................   $  43,967,178
Gross depreciation (investments having an excess of cost
  over value)...............................................      (2,085,201)
                                                               -------------
Net unrealized appreciation of investments..................   $  41,881,977
                                                               -------------
                                                               -------------

   For the six months ended April 30, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $77,084,658 and $74,008,451, respectively.

CAPITAL STOCK

   There are 100,000,000 shares of $0.001 par value capital stock authorized. Of the 22,736,667 shares outstanding at April 30, 1997 Mitchell Hutchins owned 7,756 shares.

FEDERAL INCOME TAX STATUS


   The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   At October 31, 1996, the Fund had capital loss carryforwards of $28,626,547 available as a reduction, to the extent provided in the regulations, of any future net realized capital gains which expires as follows: $13,488,912 in 2002 and $15,137,635 in 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

GLOBAL HIGH INCOME DOLLAR FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                    FOR THE
                                                   SIX MONTHS                  FOR THE YEARS ENDED
                                                     ENDED                         OCTOBER 31,                    FOR THE PERIOD
                                                 APRIL 30, 1997       --------------------------------------     OCTOBER 8, 1993+
                                                  (UNAUDITED)           1996           1995           1994      TO OCTOBER 31, 1993
                                                 --------------       --------       --------       --------    -------------------
Net asset value, beginning of period..........      $  14.99          $  13.07       $  12.83       $  15.21         $   15.00
                                                 --------------       --------       --------       --------          --------
Net investment income.........................          0.65              1.30           1.34           1.43              0.04
Net realized and unrealized gains (losses)
  from investments and foreign currency.......          0.51              1.89           0.21          (2.40)             0.17
                                                 --------------       --------       --------       --------          --------
Net increase (decrease) from investment
  operations..................................          1.16              3.19           1.55          (0.97)             0.21
                                                 --------------       --------       --------       --------          --------
Dividends from net investment income..........         (0.64)            (1.27)         (1.16)         (1.34)         --
Distributions from paid-in-capital............       --                  --             (0.15)         (0.07)         --
                                                 --------------       --------       --------       --------          --------
Total dividends and distributions to
  shareholders................................         (0.64)            (1.27)         (1.31)         (1.41)         --
                                                 --------------       --------       --------       --------          --------
Net asset value, end of period................      $  15.51          $  14.99       $  13.07       $  12.83         $   15.21
                                                 --------------       --------       --------       --------          --------
                                                 --------------       --------       --------       --------          --------
Per share market value, end of period.........      $  13.38          $  12.63       $  11.63       $  11.50         $   15.00
                                                 --------------       --------       --------       --------          --------
                                                 --------------       --------       --------       --------          --------
Total investment return (1)...................         11.18%            20.26%         13.65%        (14.80)%            0.00%
                                                 --------------       --------       --------       --------          --------
                                                 --------------       --------       --------       --------          --------
Ratios/supplemental data:
Net assets, end of period (000's).............      $352,738          $340,910       $297,087       $291,752         $ 345,755
Expenses to average net assets................          1.42%*            1.43%          1.46%          1.50%             1.41%*
Net investment income to average net assets...          8.50%*            9.18%         10.76%         10.40%             4.60%*
Portfolio turnover rate.......................            26%               80%            71%            51%                1%

------------------

   +  Commencement of operations


   *  Annualized

 (1)  Total investment return on market value is calculated assuming a purchase at market value on the first day of each period reported, reinvestment of all dividends and distributions in accordance with the Dividend
      Reinvestment Plan, and a sale at market value on the last day of each period reported. Total investment return for periods less than one year has not been annualized. Total investment return does not reflect brokerage commissions.

GLOBAL HIGH INCOME DOLLAR FUND INC.

GENERAL INFORMATION

THE FUND

   Global High Income Dollar Fund Inc. (the 'Fund') is a non-diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ('NYSE'). The Fund's primary investment objective is to achieve a high level of current income. As a secondary objective the Fund seeks capital appreciation, to the extent consistent with its primary objective. The Fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., a wholly owned subsidiary of PaineWebber Incorporated, which has over $43.0 billion in assets under management as of April 30, 1997.

SHAREHOLDER INFORMATION

   The Fund's NYSE trading symbol is 'GHI.' Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal and New York Times and Barron's, as well as in numerous other publications.

   An annual meeting of shareholders of the Fund was held on February 20, 1997. At the meeting, Margo N. Alexander, Richard Q. Armstrong, E. Garrett Bewkes, Jr., Richard R. Burt, Mary C. Farrell, Meyer Feldberg, George W. Gowen, Frederic
V. Malek, Carl W. Schafer and John R. Torell III were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified. (Mr. Torell has since resigned.)

   1. To elect ten members of its Board of Directors:

                                                             SHARES FOR VOTED    SHARES WITHHOLD AUTHORITY
                                                             ----------------    -------------------------
Margo N. Alexander........................................    20,908,254.427            627,959.000
Richard Q. Armstrong......................................    20,916,662.427            619,551.000
E. Garrett Bewkes, Jr.....................................    20,915,466.617            620,746.810
Richard R. Burt...........................................    20,917,594.427            618,619.000
Mary C. Farrell...........................................    20,916,802.427            619,411.000
Meyer Feldberg............................................    20,916,221.427            619,992.000
George W. Gowen...........................................    20,914,181.427            622,032.000
Frederic V. Malek.........................................    20,911,831.427            624,382.000
Carl W. Schafer...........................................    20,921,158.427            615,055.000
John R. Torell III........................................    20,915,314.427            620,899.000

   2. Ratification of the selection of Price Waterhousee, LLP as independent auditors for the current fiscal year.


                                                  SHARES              SHARES                   SHARES
                                                VOTED FOR             AGAINST                 ABSTAIN
                                             ----------------    -----------------   --------------------------
                                              21,032,247.518        421,431.909              82,534.000

   (Broker non-votes and abstentions are included within the 'Shares Withhold Authority' and 'Shares Abstain' totals.)

GLOBAL HIGH INCOME DOLLAR FUND INC.

General Information  (Concluded)

Distribution Policy

   The Fund has established a Dividend Reinvestment Plan under which all shareholders whose shares are registered in their own names, or in the name of PaineWebber or its nominee, will have all dividends and other distributions on their shares automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Dividend Reinvestment Plan. Additional shares acquired under the Dividend Reinvestment Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. The Fund will not issue any new shares in connection with its Dividend Reinvestment Plan.

   The Transfer Agent will serve as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, the Transfer Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the NYSE or elsewhere, for the participants' accounts.

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

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

----------------------------------------

Directors

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer


Principal Officers

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Stuart Waugh
Vice President


Investment Adviser and
Administrator

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

April 30, 1997



SEMIANNUAL REPORT

-----------------------------------

Global High
Income Dollar
Fund Inc.






PAINEWEBBER

(Copyright)1997 PaineWebber Incorporated
            Member SIPC